Subsidiaries - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	$ 15,502,346	$ 22,271,954
Non-current assets	579,404	1,077,536
Current liabilities	(10,657,474)	(5,383,228)
Non-current liabilities	15,576,560	18,569,536
Total deficit	(10,152,284)	(603,274)	$ 30,618,033	$ 35,513,436
Equity attributable to:
Stockholders of the Company	(10,452,965)	(1,677,355)
Non-controlling interests	300,681	1,074,081
Total deficit	(10,152,284)	(603,274)	30,618,033	$ 35,513,436
Revenue		3,000,000
Loss for the year	(16,483,297)	(45,578,975)	(42,348,071)
Other comprehensive income (loss) for the year	(123,864)	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,095,153)	(47,120,621)	(42,185,597)
Loss attributable to:
Stockholders of the Company	(16,197,889)	(47,015,967)	(42,185,597)
Non-controlling interests	(773,400)	(49,570)
LOSS FROM OPERATIONS (Note 18)	(16,483,297)	(45,578,975)	(42,348,071)
Total comprehensive loss attributable to:
Stockholders of the Company	(16,321,753)	(47,071,051)	(42,185,597)
Non-controlling interests	(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,095,153)	(47,120,621)	(42,185,597)
Net cash inflow/(outflow) from:
Operating activities	(15,052,990)	(25,802,709)	(39,469,511)
Investing activities	927	5,380	(23,094,290)
Financing activities	7,173,403	19,091,459	40,899,491
NET DECREASE IN CASH AND CASH EQUIVALENTS	(7,878,660)	(6,705,870)	$ (21,664,310)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	807,560	2,463,003
Current liabilities	(139,378)	(76,155)
Total deficit	668,182	2,386,848
Equity attributable to:
Stockholders of the Company	367,501	1,312,767
Non-controlling interests	300,681	1,074,081
Total deficit	668,182	2,386,848
Loss for the year	(1,718,666)	(113,923)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,718,666)	(113,923)
Loss attributable to:
Stockholders of the Company	(945,266)	(64,353)
Non-controlling interests	(773,400)	(49,570)
LOSS FROM OPERATIONS (Note 18)	(1,718,666)	(113,923)
Total comprehensive loss attributable to:
Stockholders of the Company	(945,266)	(64,353)
Non-controlling interests	(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,718,666)	(113,923)
Net cash inflow/(outflow) from:
Operating activities	(1,655,443)	(1,355,768)
Financing activities		2,500,771
NET DECREASE IN CASH AND CASH EQUIVALENTS	$ (1,655,443)	$ 1,145,003